PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS 99.7%

Aerospace & Defense 0.9%
AeroVironment, Inc.*	254	$27,846
Kaman Corp.(a)	513	27,610
PAE, Inc.*	3,324	26,991
Parsons Corp.*	657	26,024
Vectrus, Inc.*	462	23,571

		132,042

Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.*	386	28,923
Forward Air Corp.	323	31,295

		60,218

Auto Components 1.4%
Dorman Products, Inc.*	259	26,516
Fox Factory Holding Corp.*	183	28,453
Gentherm, Inc.*	352	25,531
LCI Industries	187	27,872
Patrick Industries, Inc.	298	25,539
Standard Motor Products, Inc.	615	27,687
XPEL, Inc.*	447	36,654

		198,252

Automobiles 0.2%
Winnebago Industries, Inc.	365	26,995

Banks 2.2%
Bank First Corp.	376	26,779
Cambridge Bancorp	318	27,268
Customers Bancorp, Inc.*	871	32,967
Eastern Bankshares, Inc.	1,318	29,523
First Financial Bankshares, Inc.	573	28,851
First Foundation, Inc.	1,195	29,995
Independent Bank Corp.	327	26,686
Investors Bancorp, Inc.	1,798	26,754
Lakeland Financial Corp.	387	23,882
National Bank Holdings Corp. (Class A Stock)	725	28,710
Stock Yards Bancorp, Inc.	519	27,891

		309,306

Beverages 0.6%
Coca-Cola Consolidated, Inc.	85	34,418
MGP Ingredients, Inc.	415	28,921
National Beverage Corp.	460	22,968

		86,307

Biotechnology 12.3%
89bio, Inc.*	1,009	19,070
Aduro Biotech, Inc.*^	1,571	0
Adverum Biotechnologies, Inc.*	2,921	10,107
Aeglea BioTherapeutics, Inc.*	3,357	22,190
Akebia Therapeutics, Inc.*	9,209	32,324
Allogene Therapeutics, Inc.*	777	19,969

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Annexon, Inc.*	1,196	$25,259
Arena Pharmaceuticals, Inc.*	390	23,833
Avid Bioservices, Inc.*	1,370	29,154
Avrobio, Inc.*	2,484	22,331
Axcella Health, Inc.*	6,132	19,561
Blueprint Medicines Corp.*	282	25,761
Calithera Biosciences, Inc.*	12,713	28,986
CASI Pharmaceuticals, Inc.*	16,600	26,560
Catalyst Pharmaceuticals, Inc.*	5,936	32,826
Centogene NV (Germany)*	2,197	21,553
Coherus Biosciences, Inc.*	1,826	24,030
Constellation Pharmaceuticals, Inc.*	720	14,263
Crinetics Pharmaceuticals, Inc.*	1,683	29,537
Denali Therapeutics, Inc.*	498	31,668
Dyne Therapeutics, Inc.*	1,503	28,722
Eagle Pharmaceuticals, Inc.*	608	24,089
Eiger BioPharmaceuticals, Inc.*	3,186	25,042
Emergent BioSolutions, Inc.*	397	24,078
Fennec Pharmaceuticals, Inc.*	4,190	30,880
Flexion Therapeutics, Inc.*	3,027	25,336
Frequency Therapeutics, Inc.*	2,731	24,169
Halozyme Therapeutics, Inc.*	556	23,024
Homology Medicines, Inc.*	4,104	27,251
Hookipa Pharma, Inc.*	2,155	35,967
Ideaya Biosciences, Inc.*	1,404	28,291
Immunovant, Inc.*	1,700	25,772
Inozyme Pharma, Inc.*	1,442	23,591
Invitae Corp.*	760	21,873
Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)*	2,456	28,416
iTeos Therapeutics, Inc.*	1,169	24,011
Karuna Therapeutics, Inc.*	242	27,060
Karyopharm Therapeutics, Inc.*	2,760	25,613
Keros Therapeutics, Inc.*	425	23,188
Kindred Biosciences, Inc.*	5,277	25,488
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	1,618	22,053
Kinnate Biopharma, Inc.*	968	22,729
Ligand Pharmaceuticals, Inc.*	165	19,420
MEI Pharma, Inc.*	8,409	24,218
MeiraGTx Holdings PLC*	1,870	25,787
Mirati Therapeutics, Inc.*	168	26,569
Mustang Bio, Inc.*	8,629	28,907
NextCure, Inc.*	2,883	22,631
Nkarta, Inc.*	833	20,284
Olema Pharmaceuticals, Inc.*	776	21,697
Organogenesis Holdings, Inc. (Class A Stock)*	1,271	22,662
PMV Pharmaceuticals, Inc.*	833	28,655
Protara Therapeutics, Inc.*	1,762	16,704
PTC Therapeutics, Inc.*	563	22,109
Puma Biotechnology, Inc.*	2,656	28,021
Radius Health, Inc.*	1,362	26,273
REGENXBIO, Inc.*	783	27,616
Replimune Group, Inc.*	914	35,619

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Rhythm Pharmaceuticals, Inc.*	1,278	$25,062
Sangamo Therapeutics, Inc.*	2,260	24,363
Shattuck Labs, Inc.*	883	23,965
Stoke Therapeutics, Inc.*	836	33,156
Sutro Biopharma, Inc.*	1,391	25,886
Taysha Gene Therapies, Inc.*	1,142	25,695
Travere Therapeutics, Inc.*	979	14,851
Ultragenyx Pharmaceutical, Inc.*	248	25,224
Vaxcyte, Inc.*	1,491	31,415
VBI Vaccines, Inc.*	9,985	32,252
Vericel Corp.*	487	27,515
Xencor, Inc.*	627	24,114
XOMA Corp.*	735	21,660

		1,757,955

Building Products 1.5%
Alpha Pro Tech Ltd. (Canada)*	2,723	22,437
Apogee Enterprises, Inc.	681	25,885
Builders FirstSource, Inc.*	564	25,121
Cornerstone Building Brands, Inc.*	2,035	34,514
Masonite International Corp.*	209	24,986
PGT Innovations, Inc.*	1,026	24,788
Simpson Manufacturing Co., Inc.	256	28,754
UFP Industries, Inc.	337	26,798

		213,283

Capital Markets 3.1%
Assetmark Financial Holdings, Inc.*	1,180	30,751
Brightsphere Investment Group, Inc.	1,241	27,637
Cohen & Steers, Inc.	390	28,521
Cowen, Inc. (Class A Stock)	685	26,941
Federated Hermes, Inc. (Class B Stock)	836	26,585
Focus Financial Partners, Inc. (Class A Stock)*	604	30,617
GAMCO Investors, Inc. (Class A Stock)	1,354	34,676
Greenhill & Co., Inc.	1,408	24,513
Houlihan Lokey, Inc. (Class A Stock)	362	27,110
Moelis & Co. (Class A Stock)	484	25,986
PJT Partners, Inc. (Class A Stock)	371	27,016
Pzena Investment Management, Inc. (Class A Stock)	2,447	28,385
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,687	26,857
StepStone Group, Inc. (Class A Stock)	799	25,328
StoneX Group, Inc.*	408	27,622
Virtus Investment Partners, Inc.	105	29,529

		448,074

Chemicals 3.1%
American Vanguard Corp.	1,280	23,539
Balchem Corp.	218	28,558
Chase Corp.	247	26,182
Ferro Corp.*	1,704	36,806
GCP Applied Technologies, Inc.*	992	24,185
Hawkins, Inc.	794	27,012
HB Fuller Co.	395	27,302

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)

Ingevity Corp.*	341	$28,068
Innospec, Inc.	285	28,816
Koppers Holdings, Inc.*	737	25,552
Orion Engineered Carbons SA (Luxembourg)*	1,454	29,429
PQ Group Holdings, Inc.	1,609	26,291
Sensient Technologies Corp.	324	28,107
Stepan Co.	211	28,413
Trinseo SA	419	27,210
Tronox Holdings PLC (United Kingdom) (Class A Stock)	1,351	31,722

		447,192

Commercial Services & Supplies 0.7%
Brady Corp. (Class A Stock)	520	29,760
Healthcare Services Group, Inc.	871	26,121
Tetra Tech, Inc.	193	23,058
UniFirst Corp.	117	25,936

		104,875

Communications Equipment 1.1%
CalAmp Corp.*	2,271	31,499
Calix, Inc.*	638	28,270
Clearfield, Inc.*	906	34,265
Extreme Networks, Inc.*	2,829	32,364
Viavi Solutions, Inc.*	1,603	28,100

		154,498

Construction & Engineering 2.1%
Comfort Systems USA, Inc.	325	26,943
Construction Partners, Inc. (Class A Stock)*	868	27,958
Dycom Industries, Inc.*	288	21,577
EMCOR Group, Inc.	221	27,870
Granite Construction, Inc.	683	27,566
IES Holdings, Inc.*	583	30,934
MasTec, Inc.*	262	30,478
MYR Group, Inc.*	393	34,207
NV5 Global, Inc.*	275	25,116
Primoris Services Corp.	835	26,545
Sterling Construction Co., Inc.*	1,290	29,025

		308,219

Consumer Finance 0.8%
Curo Group Holdings Corp.	2,036	33,615
FirstCash, Inc.	383	30,533
Green Dot Corp. (Class A Stock)*	592	24,029
PROG Holdings, Inc.	603	31,790

		119,967

Containers & Packaging 0.4%
Myers Industries, Inc.	1,162	25,599
Pactiv Evergreen, Inc.	1,912	28,374

		53,973

Distributors 0.2%
Core-Mark Holding Co., Inc.	626	28,708

Description	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services 0.5%

Perdoceo Education Corp.*	2,038	$24,843
Strategic Education, Inc.	282	19,977
Universal Technical Institute, Inc.*	4,372	26,451

		71,271

Diversified Telecommunication Services 0.4%
IDT Corp. (Class B Stock)*	1,215	35,065
Iridium Communications, Inc.*	725	27,702

		62,767

Electric Utilities 0.8%
Genie Energy Ltd. (Class B Stock)	4,532	27,645
MGE Energy, Inc.	384	28,808
Otter Tail Corp.	548	26,288
Spark Energy, Inc. (Class A Stock)	2,567	26,671

		109,412

Electrical Equipment 1.0%
Allied Motion Technologies, Inc.	795	28,143
Atkore, Inc.*	370	28,564
EnerSys	273	25,727
Orion Energy Systems, Inc.*	4,447	28,505
Vicor Corp.*	319	28,736

		139,675

Electronic Equipment, Instruments & Components 2.6%
Advanced Energy Industries, Inc.	224	22,850
Badger Meter, Inc.	288	27,524
ePlus, Inc.*	281	26,574
Fabrinet (Thailand)*	292	26,189
FARO Technologies, Inc.*	321	24,284
II-VI, Inc.*	344	23,175
Insight Enterprises, Inc.*	260	27,165
Intellicheck, Inc.*	3,332	24,990
Methode Electronics, Inc.	644	31,157
Napco Security Technologies, Inc.*	888	28,896
Novanta, Inc.*	196	27,238
OSI Systems, Inc.*	272	26,210
Plexus Corp.*	287	28,358
Rogers Corp.*	134	25,105

		369,715

Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)	940	32,937
DMC Global, Inc.*	512	27,121

		60,058

Equity Real Estate Investment Trusts (REITs) 4.3%
Alexander’s, Inc.	92	24,947
Broadstone Net Lease, Inc. (Class A Stock)	1,367	29,855
CareTrust REIT, Inc.	1,086	25,282
CatchMark Timber Trust, Inc. (Class A Stock)	2,354	28,130
Clipper Realty, Inc.	3,237	26,220
Community Healthcare Trust, Inc.	512	24,207
EastGroup Properties, Inc.	182	28,771

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)

Four Corners Property Trust, Inc.	943	$26,178
Gladstone Commercial Corp.	1,251	27,109
Indus Realty Trust, Inc.	401	26,410
LTC Properties, Inc.	639	25,036
Monmouth Real Estate Investment Corp.	1,462	27,544
National Health Investors, Inc.	383	25,243
National Storage Affiliates Trust	595	27,429
NexPoint Residential Trust, Inc.	513	26,594
PS Business Parks, Inc.	160	24,794
Ryman Hospitality Properties, Inc.*	346	25,919
Saul Centers, Inc.	642	28,537
STAG Industrial, Inc.	711	25,390
Terreno Realty Corp.	448	28,502
UMH Properties, Inc.	1,257	26,661
Uniti Group, Inc.	2,431	26,401
Universal Health Realty Income Trust	396	27,403

		612,562

Food & Staples Retailing 0.5%

BJ’s Wholesale Club Holdings, Inc.*	590	26,426
Natural Grocers by Vitamin Cottage, Inc.	1,558	18,681
PriceSmart, Inc.	304	26,843

		71,950

Food Products 1.0%

J&J Snack Foods Corp.	164	28,795
John B Sanfilippo & Son, Inc.(a)	282	26,313
Lancaster Colony Corp.	144	26,881
Limoneira Co.	1,515	28,467
Sanderson Farms, Inc.	176	28,644

		139,100

Gas Utilities 1.0%

Brookfield Infrastructure Corp. (Canada) (Class A Stock)	383	27,415
Chesapeake Utilities Corp.	216	24,745
Northwest Natural Holding Co.	462	24,431
ONE Gas, Inc.	354	26,309
RGC Resources, Inc.	1,081	24,733
Southwest Gas Holdings, Inc.	358	23,632

		151,265

Health Care Equipment & Supplies 6.5%

Accuray, Inc.*	5,049	21,509
Atrion Corp.	40	24,840
AxoGen, Inc.*	1,378	27,973
BioLife Solutions, Inc.*	827	27,547
BioSig Technologies, Inc.(a)*	7,598	27,505
Cardiovascular Systems, Inc.*	672	26,336
Co-Diagnostics, Inc.(a)*	3,182	25,679
CONMED Corp.	204	28,089
CytoSorbents Corp.*	2,978	24,092
Electromed, Inc.*	2,495	24,601
Glaukos Corp.*	301	22,147
Heska Corp.*	154	30,515

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)

Inari Medical, Inc.*	236	$20,520
Inogen, Inc.*	427	26,393
Integer Holdings Corp.*	310	28,046
Intersect ENT, Inc.*	1,336	23,580
iRadimed Corp.*	1,115	31,008
LeMaitre Vascular, Inc.	548	28,063
LivaNova PLC (United Kingdom)*	320	26,733
Meridian Bioscience, Inc.*	1,098	22,794
Merit Medical Systems, Inc.*	422	25,463
Mesa Laboratories, Inc.	104	25,590
Misonix, Inc.*	1,381	26,501
Natus Medical, Inc.*	941	25,219
Neogen Corp.*	270	24,924
NuVasive, Inc.*	378	25,780
OraSure Technologies, Inc.*	2,766	26,581
Ortho Clinical Diagnostics Holdings PLC*	1,364	28,030
Retractable Technologies, Inc.(a)*	2,611	23,734
Silk Road Medical, Inc.*	488	23,707
STAAR Surgical Co.*	220	32,127
Surmodics, Inc.*	453	24,032
Tactile Systems Technology, Inc.*	483	25,971
Tela Bio, Inc.*	1,812	24,897
TransMedics Group, Inc.*	1,040	26,666
Utah Medical Products, Inc.	298	25,541

		932,733

Health Care Providers & Services 3.8%

Addus HomeCare Corp.*	246	23,658
AMN Healthcare Services, Inc.*	348	30,867
Apollo Medical Holdings, Inc.*	1,066	37,182
CorVel Corp.*	251	31,275
Ensign Group, Inc. (The)	323	26,874
Fulgent Genetics, Inc.*	314	23,258
Hanger, Inc.*	1,108	28,620
InfuSystem Holdings, Inc.*	1,202	22,237
Joint Corp. (The)*	505	35,895
LHC Group, Inc.*	117	23,031
ModivCare, Inc.*	194	28,563
National Research Corp.	534	25,541
Progyny, Inc.*	537	34,389
RadNet, Inc.*	1,178	31,182
Select Medical Holdings Corp.	724	29,011
Sharps Compliance Corp.*	1,696	23,099
Tenet Healthcare Corp.*	501	33,522
Tivity Health, Inc.*	1,164	30,497
Viemed Healthcare, Inc.*	2,891	22,579

		541,280

Health Care Technology 1.2%

Allscripts Healthcare Solutions, Inc.*	1,668	29,007
Evolent Health, Inc. (Class A Stock)*	1,325	25,745
Inovalon Holdings, Inc. (Class A Stock)*	895	28,067
Inspire Medical Systems, Inc.*	120	23,316

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Technology (cont’d.)

Phreesia, Inc.*	534	$26,433
Simulations Plus, Inc.	418	22,062
Vocera Communications, Inc.*	699	23,570

		178,200

Hotels, Restaurants & Leisure 1.0%

Cracker Barrel Old Country Store, Inc.	156	24,604
Papa John’s International, Inc.	263	24,709
Red Rock Resorts, Inc. (Class A Stock)*	797	35,666
Texas Roadhouse, Inc. (Class A Stock)	294	29,609
Wingstop, Inc.	189	26,966

		141,554

Household Durables 2.1%

Cavco Industries, Inc.*	121	26,774
Installed Building Products, Inc.	224	26,566
iRobot Corp.*	236	23,057
KB Home	601	28,133
LGI Homes, Inc.*	160	28,929
Lovesac Co. (The)*	450	37,359
Meritage Homes Corp.*	267	28,748
Skyline Champion Corp.*	592	29,985
Sonos, Inc.*	658	24,346
TopBuild Corp.*	109	21,587
Universal Electronics, Inc.*	427	21,376

		296,860

Household Products 0.4%

Central Garden & Pet Co.*	463	25,433
Central Garden & Pet Co. (Class A Stock)*	511	25,780

		51,213

Independent Power & Renewable Electricity Producers 0.5%

Clearway Energy, Inc.,
(Class A Stock)	984	24,728
(Class C Stock)	918	24,630
Ormat Technologies, Inc.	343	23,684

		73,042

Industrial Conglomerates 0.2%

Raven Industries, Inc.	694	30,626

Insurance 0.7%

James River Group Holdings Ltd. (Bermuda)	534	18,647
Kinsale Capital Group, Inc.	158	26,301
RLI Corp.	249	26,265
Universal Insurance Holdings, Inc.	1,912	26,959

		98,172

Interactive Media & Services 0.4%

Cargurus, Inc. (Class A Stock)*	1,065	30,054
QuinStreet, Inc.*	1,340	24,268

		54,322

Description	Shares	Value

COMMON STOCKS (Continued)
Internet & Direct Marketing Retail 1.1%

1-800-Flowers.com, Inc. (Class A Stock)*	1,042	$31,750
Overstock.com, Inc.*	381	32,549
PetMed Express, Inc.(a)	847	24,478
Shutterstock, Inc.	274	24,865
Stamps.com, Inc.*	135	25,337
Waitr Holdings, Inc.*	10,424	21,161

		160,140

IT Services 2.5%

Brightcove, Inc.*	1,441	20,894
Cass Information Systems, Inc.	629	28,701
CSG Systems International, Inc.	568	25,015
EVERTEC, Inc. (Puerto Rico)	699	30,427
ExlService Holdings, Inc.*	282	28,758
Grid Dynamics Holdings, Inc.*	1,905	29,280
Hackett Group, Inc. (The)	1,532	27,285
International Money Express, Inc.*	1,721	26,280
MAXIMUS, Inc.	275	25,484
Perficient, Inc.*	413	29,567
PFSweb, Inc.*	3,685	27,748
Sykes Enterprises, Inc.*	627	26,284
TTEC Holdings, Inc.	246	26,669

		352,392

Leisure Products 1.3%

Acushnet Holdings Corp.	620	32,984
Johnson Outdoors, Inc. (Class A Stock)	175	21,383
Malibu Boats, Inc. (Class A Stock)*	349	27,369
Marine Products Corp.	1,603	26,033
MasterCraft Boat Holdings, Inc.*	904	25,095
Sturm Ruger & Co., Inc.	381	30,076
YETI Holdings, Inc.*	313	27,419

		190,359

Life Sciences Tools & Services 0.3%

Champions Oncology, Inc.*	2,327	21,897
Medpace Holdings, Inc.*	142	23,723

		45,620

Machinery 3.8%

Alamo Group, Inc.	174	26,827
Douglas Dynamics, Inc.	601	26,354
Energy Recovery, Inc.*	1,447	27,507
Enerpac Tool Group Corp. (Class A Stock)	999	27,373
ESCO Technologies, Inc.	239	22,619
Federal Signal Corp.	726	30,840
Franklin Electric Co., Inc.	338	28,355
Gorman-Rupp Co. (The)	786	28,280
Helios Technologies, Inc.	375	26,644
John Bean Technologies Corp.	190	27,366
Kadant, Inc.	145	24,363
Lindsay Corp.	162	26,670
Mueller Water Products, Inc. (Class A Stock)	1,906	27,580
Omega Flex, Inc.	167	24,557

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)

REV Group, Inc.*	1,354	$25,347
Rexnord Corp.	576	28,783
Shyft Group, Inc. (The)	690	26,896
SPX Corp.*	401	25,115
Tennant Co.	352	29,124
Watts Water Technologies, Inc. (Class A Stock)	218	29,626

		540,226

Media 0.8%
AMC Networks, Inc. (Class A Stock)*	471	25,283
Daily Journal Corp.*	77	24,601
Gray Television, Inc.	1,464	34,053
Meredith Corp.*	847	28,527

		112,464

Metals & Mining 0.4%
Caledonia Mining Corp. PLC (South Africa)	1,744	25,671
Materion Corp.	382	30,121

		55,792

Multiline Retail 0.4%
Big Lots, Inc.	411	25,046
Franchise Group, Inc.	774	28,592

		53,638

Oil, Gas & Consumable Fuels 0.2%
Dorian LPG Ltd.*	2,162	30,722

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	401	26,951

Personal Products 0.8%
Inter Parfums, Inc.	373	28,527
Lifevantage Corp.*	2,763	22,021
Medifast, Inc.	111	36,880
USANA Health Sciences, Inc.*	259	27,387

		114,815

Pharmaceuticals 4.5%
Amneal Pharmaceuticals, Inc.*	4,596	26,013
Amphastar Pharmaceuticals, Inc.*	1,520	28,759
ANI Pharmaceuticals, Inc.*	798	27,411
Antares Pharma, Inc.*	6,787	26,945
Athira Pharma, Inc.*	1,496	29,830
BioDelivery Sciences International, Inc.*	7,945	28,046
Cara Therapeutics, Inc.*	948	12,883
Chiasma, Inc.*	9,112	38,544
Collegium Pharmaceutical, Inc.*	1,142	27,282
Corcept Therapeutics, Inc.*	1,156	24,970
Harmony Biosciences Holdings, Inc.*	950	30,362
Harrow Health, Inc.*	2,965	27,278
Innoviva, Inc.*	2,085	28,043
Intra-Cellular Therapies, Inc.*	852	33,577
Lyra Therapeutics, Inc.*	2,368	17,002
Pacira BioSciences, Inc.*	416	25,239

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Phathom Pharmaceuticals, Inc.*	736	$26,018
Phibro Animal Health Corp. (Class A Stock)	1,048	29,543
Prestige Consumer Healthcare, Inc.*	577	28,775
Relmada Therapeutics, Inc.*	721	24,939
SIGA Technologies, Inc.*	3,733	26,318
Strongbridge Biopharma PLC*	10,904	27,478
Supernus Pharmaceuticals, Inc.*	794	23,701
Zogenix, Inc.*	1,307	22,938

		641,894

Professional Services 2.2%
ASGN, Inc.*	268	27,628
CBIZ, Inc.*	785	26,070
CRA International, Inc.	344	28,160
Exponent, Inc.	250	22,807
Franklin Covey Co.*	869	26,939
Huron Consulting Group, Inc.*	481	26,315
ICF International, Inc.	284	24,964
Insperity, Inc.	279	25,721
Kforce, Inc.	477	29,913
ManTech International Corp. (Class A Stock)	303	26,364
Mastech Digital, Inc.*	1,459	22,994
TriNet Group, Inc.*	303	22,828

		310,703

Real Estate Management & Development 0.8%
Cushman & Wakefield PLC*	1,545	29,371
Marcus & Millichap, Inc.*	707	27,785
RMR Group, Inc. (The) (Class A Stock)	684	26,758
St Joe Co. (The)	612	28,623

		112,537

Road & Rail 0.6%
Marten Transport Ltd.	1,426	24,328
Universal Logistics Holdings, Inc.	1,121	28,025
Werner Enterprises, Inc.(a)	582	27,930

		80,283

Semiconductors & Semiconductor Equipment 3.3%
Ambarella, Inc.*	269	27,002
Amkor Technology, Inc.	1,149	24,244
Axcelis Technologies, Inc.*	649	26,895
CMC Materials, Inc.	156	24,076
Cohu, Inc.*	619	23,039
CyberOptics Corp.*	986	29,383
Diodes, Inc.*	335	25,350
DSP Group, Inc.*	1,913	30,072
FormFactor, Inc.*	528	18,612
NVE Corp.	362	25,289
Onto Innovation, Inc.*	383	27,488
Pixelworks, Inc.*	8,804	30,726
Power Integrations, Inc.	333	27,369
Semtech Corp.*	388	24,444
SiTime Corp.*	286	28,122

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

SMART Global Holdings, Inc.*	495	$23,463
Synaptics, Inc.*	225	28,424
Ultra Clean Holdings, Inc.*	517	29,123

		473,121

Software 7.4%
A10 Networks, Inc.*	2,921	28,421
ACI Worldwide, Inc.*	665	25,443
Agilysys, Inc.*	530	26,919
Alarm.com Holdings, Inc.*	295	24,155
Altair Engineering, Inc. (Class A Stock)*	408	27,487
American Software, Inc. (Class A Stock)	1,271	25,572
Appfolio, Inc. (Class A Stock)*	165	22,257
Benefitfocus, Inc.*	1,851	27,376
Blackbaud, Inc.*	390	27,569
Bottomline Technologies DE, Inc.*	557	20,821
Box, Inc. (Class A Stock)*	1,194	27,832
ChannelAdvisor Corp.*	1,187	28,167
Cloudera, Inc.*	2,145	27,585
CommVault Systems, Inc.*	384	29,249
Domo, Inc. (Class B Stock)*	441	29,326
eGain Corp.*	2,723	27,339
Envestnet, Inc.*	361	25,981
Intelligent Systems Corp.*	651	21,268
InterDigital, Inc.(a)	386	31,181
J2 Global, Inc.*	202	25,155
Mimecast Ltd.*	636	31,794
Mitek Systems, Inc.*	1,697	28,781
ON24, Inc.*	644	20,724
Progress Software Corp.	599	26,697
QAD, Inc. (Class A Stock)	384	27,441
Qualys, Inc.*	252	24,363
Rimini Street, Inc.*	3,499	22,778
Sailpoint Technologies Holdings, Inc.*	543	25,266
Sapiens International Corp. NV (Israel)	774	22,222
Smith Micro Software, Inc.*	4,992	26,907
SPS Commerce, Inc.*	236	22,151
Sumo Logic, Inc.*	1,460	27,448
SVMK, Inc.*	1,451	28,222
Tenable Holdings, Inc.*	662	27,672
Upland Software, Inc.*	528	21,643
Varonis Systems, Inc. (Class B Stock)*	495	23,908
Verint Systems, Inc.*	544	25,084
VirnetX Holding Corp.(a)*	5,418	24,814
Vonage Holdings Corp.*	1,806	24,887
Xperi Holding Corp.	1,206	25,833
Zuora, Inc. (Class A Stock)*	1,638	25,340

		1,063,078

Specialty Retail 3.0%
Aaron’s Co., Inc. (The)	1,077	38,740
Academy Sports & Outdoors, Inc.*	830	30,320
America’s Car-Mart, Inc.*	179	29,426

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Asbury Automotive Group, Inc.*	130	$25,778
Boot Barn Holdings, Inc.*	429	32,771
Children’s Place, Inc. (The)*	360	33,476
Lumber Liquidators Holdings, Inc.*	1,072	24,420
Monro, Inc.	395	24,624
Murphy USA, Inc.	204	27,501
National Vision Holdings, Inc.*	539	26,772
OneWater Marine, Inc. (Class A Stock)*	621	30,578
Rent-A-Center, Inc.	485	29,978
RH*	41	26,283
Sleep Number Corp.*	218	24,305
Winmark Corp.	130	25,457

		430,429

Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.*	1,351	41,719
Corsair Gaming, Inc.*	803	25,069
Super Micro Computer, Inc.*	739	25,673

		92,461

Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc.*	347	35,130
Deckers Outdoor Corp.*	84	28,177
Steven Madden Ltd.	736	30,471

		93,778

Thrifts & Mortgage Finance 1.3%
Axos Financial, Inc.*	623	29,537
Columbia Financial, Inc.*	1,455	25,855
Federal Agricultural Mortgage Corp. (Class C Stock)	263	26,684
Kearny Financial Corp.	2,125	27,859
NMI Holdings, Inc. (Class A Stock)*	1,137	27,504
PennyMac Financial Services, Inc.	420	26,296
Walker & Dunlop, Inc.	245	24,877

		188,612

Tobacco 0.3%
Turning Point Brands, Inc.	569	24,336
Vector Group Ltd.	1,919	26,386

		50,722

Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	281	27,527
Boise Cascade Co.	401	26,462
CAI International, Inc.	633	27,168
Herc Holdings, Inc.*	281	32,321
Lawson Products, Inc.*	492	29,766
McGrath RentCorp	328	28,120
SiteOne Landscape Supply, Inc.*	152	26,150
Systemax, Inc.	576	19,768
Transcat, Inc.*	542	28,639

		245,921

Water Utilities 1.1%
American States Water Co.	318	25,240

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description			Shares	Value
COMMON STOCKS (Continued)

Water Utilities (cont’d.)
California Water Service Group			463	$26,317
Middlesex Water Co.			313	26,905
Pure Cycle Corp.*			1,670	23,614
SJW Group			377	24,297
York Water Co. (The)			560	28,185

				154,558

Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.			581	28,986

TOTAL LONG-TERM INVESTMENTS (cost $11,703,898)				14,285,843

SHORT-TERM INVESTMENTS 1.3%
AFFILIATED MUTUAL FUND 1.0%
PGIM Institutional Money Market Fund (cost $151,274; includes $151,263 of cash collateral for securities on loan)(b)(wa)			151,456	151,366

Interest Rate		Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.3%
BNP Paribas (France) (cost $38,331)	0.005%	06/01/21	38	38,331

TOTAL SHORT-TERM INVESTMENTS (cost $189,605)				189,697

TOTAL INVESTMENTS 101.0% (cost $11,893,503)				14,475,540

Liabilities in excess of other assets (1.0)%				(143,917)

NET ASSETS 100.0%				$ 14,331,623

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,936; cash collateral of $151,263 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).